UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22172

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World Funds Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

T-REX 2X Long Bitcoin Daily Target ETF,
T-REX 2X Inverse Bitcoin Daily Target ETF,
T-REX 2X Long Ether Daily Target ETF; and
T-REX 2X Inverse Ether Daily Target ETF

ITEM 1. (a)    REPORT TO STOCKHOLDERS.

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-Rex 2X Long Bitcoin Daily Target ETF
TICKER: BTCL (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long Bitcoin Daily Target ETF for the period of January 1, 2025 to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/btcl/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Bitcoin Daily Target ETF	$49	0.95%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$56,377,082
Number of Holdings	3
Total Advisory Fee	$223,450
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 190.31%
Money Market Fund:                   9.69%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Other Assets Net of Liabilities	60.49%
Derivatives	29.82%
Money Market Fund	9.69%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/btcl/.

T-Rex 2X Long Bitcoin Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-Rex 2X Inverse Bitcoin Daily Target ETF
TICKER: BTCZ (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Inverse Bitcoin Daily Target ETF for the period of January 1, 2025 to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/btcz/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse Bitcoin Daily Target ETF	$37	0.95%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$4,142,951
Number of Holdings	2
Total Advisory Fee	$22,155
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 190.13%
Money Market Fund:                   9.87%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Other Assets Net of Liabilities	95.68%
Money Market Fund	9.87%
Derivatives	-5.55%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/btcz/.

T-Rex 2X Inverse Bitcoin Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-Rex 2X Long Ether Daily Target ETF
TICKER: ETU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long Ether Daily Target ETF for the period of January 1, 2025 to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/etu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Ether Daily Target ETF	$33	0.95%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$9,954,232
Number of Holdings	2
Total Advisory Fee	$33,313
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 191.55%
Money Market Fund:                   8.45%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Other Assets Net of Liabilities	64.12%
Derivatives	27.43%
Money Market Fund	8.45%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/etu/.

T-Rex 2X Long Ether Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2025
T-Rex 2X Inverse Ether Daily Target ETF
TICKER: ETQ (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Inverse Ether Daily Target ETF for the period of January 1, 2025 to June 30, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/etq/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse Ether Daily Target ETF	$30	0.95%[1]

¹ Annualized.

Key Fund Statistics

(as of June 30, 2025)
Fund Net Assets	$546,142
Number of Holdings	2
Total Advisory Fee	$3,199
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Market Exposure

Total Return Swap Contracts: 191.33%
Money Market Fund:                   8.67%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Other Assets Net of Liabilities	83.65%
Derivatives	8.67%
Other Assets Net of Liabilities	7.68%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/etq/.

T-Rex 2X Inverse Ether Daily Target ETF Tailored Shareholder Report

ITEM 1. (b)   Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.        INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

CONSOLIDATED FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2025 (unaudited)

T-REX 2X LONG BITCOIN DAILY TARGET ETF

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF

T-REX 2X LONG ETHER DAILY TARGET ETF

T-REX 2X INVERSE ETHER DAILY TARGET ETF

T-REX 2X LONG BITCOIN DAILY TARGET ETF
Consolidated Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 9.69%
First American Treasury Obligations Fund - Institutional Class 3.80%(A)	5,460,989	$5,460,989
(Cost: $5,460,989)
TOTAL INVESTMENTS - 9.69%		5,460,989
(Cost: $5,460,989)
Other Assets, Net of Liabilities - 90.31%		50,916,093
TOTAL NET ASSETS - 100.00%		$56,377,082
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(B) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	iShares Bitcoin Trust ETF	Receive	OBFR01(C) + 500bps	Monthly	12/15/2025	$66,055,934	$13,303,923
Clear Street Derivatives, LLC.	iShares Bitcoin Trust ETF	Receive	OBFR01(C) + 300bps	Monthly	7/31/2026	46,782,130	3,511,436
TOTAL RETURN SWAP CONTRACTS						$112,838,064	$16,815,359

(A)    Effective 7 day yield as of June 30, 2025.

(B)    All or a portion of these investments are a holding of the T-Rex 2X Long Bitcoin Daily Target (Cayman) Portfolio S.P. subsidiary.

(C)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

1
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Consolidated Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 9.87%
First American Treasury Obligations Fund - Institutional Class 3.80%(A)	409,092	$409,092
(Cost: $409,092)
TOTAL INVESTMENTS - 9.87%		409,092
(Cost: $409,092)
Other Assets, Net of Liabilities - 90.13%(B)		3,733,859
TOTAL NET ASSETS - 100.00%		$4,142,951
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(C) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	iShares Bitcoin Trust ETF	Pay	OBFR01(D) + 100bps	Monthly	7/31/2026	$(8,286,855)	$(230,032)
TOTAL RETURN SWAP CONTRACTS						$(8,286,855)	$(230,032)

(A)    Effective 7 day yield as of June 30, 2025.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    All or a portion of these investments are a holding of the T-Rex 2X Inverse Bitcoin Daily Target (Cayman) Portfolio S.P. subsidiary.

(D)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

2
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X LONG ETHER DAILY TARGET ETF
Consolidated Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 8.45%
First American Treasury Obligations Fund - Institutional Class 3.80%(A)	840,959	$840,959
(Cost: $840,959)
TOTAL INVESTMENTS - 8.45%		840,959
(Cost: $840,959)
Other Assets, Net of Liabilities - 91.55%		9,113,273
TOTAL NET ASSETS - 100.00%		$9,954,232
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(B) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	iShares Etherum Trust ETF	Receive	OBFR01(C) + 300bps	Monthly	11/5/2026	$19,887,397	$2,730,847
TOTAL RETURN SWAP CONTRACTS						$19,887,397	$2,730,847

(A)    Effective 7 day yield as of June 30, 2025.

(B)    All or a portion of these investments are a holding of the T-Rex 2X Long Ether Daily Target (Cayman) Portfolio S.P. subsidiary.

(C)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

3
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X INVERSE ETHER DAILY TARGET ETF
Consolidated Schedule of Investments	June 30, 2025 (unaudited)
	Shares	Value
MONEY MARKET FUND - 8.67%
First American Treasury Obligations Fund - Institutional Class 3.80%(A)	47,335	$47,335
(Cost: $47,335)
TOTAL INVESTMENTS - 8.67%		47,335
(Cost: $47,335)
Other Assets, Net of Liabilities - 91.33%(B)		498,807
TOTAL NET ASSETS - 100.00%		$546,142
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS(C) TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	iShares Etherum Trust ETF	Pay	OBFR01(D) + 450bps	Monthly	11/5/2026	$(1,089,812)	$41,947
TOTAL RETURN SWAP CONTRACTS						$(1,089,812)	$41,947

(A)    Effective 7 day yield as of June 30, 2025.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    All or a portion of these investments are a holding of the T-Rex 2X Inverse Ether Daily Target (Cayman) Portfolio S.P. subsidiary.

(D)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.

See Notes to Financial Statements

4
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Assets and Liabilities	June 30, 2025 (unaudited)
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
ASSETS
Investments at value(1) (Note 1)	$5,460,989	$409,092	$840,959	$47,335
Cash collateral held for open total return swap contracts (Note 1)	—	5,140,000	—	1,080,000
Interest receivable	11,881	1,380	3,252	180
Net unrealized appreciation on total return swap contracts	16,815,359	—	2,730,847	41,947
Due from counterparty on total return swap contracts	34,129,264	2,751,134	6,374,686	—
Prepaid expenses	—	—	4,488	614
TOTAL ASSETS	56,417,493	8,301,606	9,954,232	1,170,076
LIABILITIES
Payable for securities purchased	—	3,925,160	—	3,970
Accrued advisory fees (Note 2)	40,411	3,463	—	—
Net unrealized depreciation on total return swap contracts	—	230,032	—	—
Due to counterparty on total return swap contracts	—	—	—	619,964
TOTAL LIABILITIES	40,411	4,158,655	—	623,934
NET ASSETS	$56,377,082	$4,142,951	$9,954,232	$546,142
Net Assets Consist of:
Paid-in capital	$45,495,596	$6,297,142	$18,321,828	$793,168
Distributable earnings (accumulated deficits)	10,881,486	(2,154,191)	(8,367,596)	(247,027)
Net Assets	$56,377,082	$4,142,951	$9,954,232	$546,141
NET ASSET VALUE PER SHARE
Net Assets	$56,377,082	$4,142,951	$9,954,232	$546,142
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,050,000	1,210,000	680,000	80,000
Net Asset Value and Offering Price Per Share	$53.69	$3.42	$14.64	$6.83
(1) Identified cost of	$5,460,989	$409,092	$840,959	$47,335

See Notes to Financial Statements

5
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Operations	Six Months Ended June 30, 2025 (unaudited)
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
INVESTMENT INCOME
Interest income	$94,048	$9,825	$14,847	$1,303
Total investment income	94,048	9,825	14,847	1,303
EXPENSES
Investment advisory fees (Note 2)	223,450	22,155	33,313	3,199
Interest expense	63,481	—	—	—
Excise tax expense	22,796	—	16	—
Total expenses	309,727	22,155	33,329	3,199
Net investment income (loss)	(215,679)	(12,330)	(18,482)	(1,896)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	(6,345,789)	(1,911,829)	(11,082,578)	(287,333)
Net change in unrealized appreciation (depreciation) of total return swap contracts	12,581,727	(1,044,715)	3,033,768	(9,485)
Total net realized and unrealized gain (loss) total return swap contracts	6,235,938	(2,956,544)	(8,048,810)	(296,818)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,020,259	$(2,968,874)	$(8,067,292)	$(298,714)

See Notes to Financial Statements

6
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Changes in Net Assets
	Long Bitcoin		Inverse Bitcoin
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(1)	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(1)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(215,679)	$(42,357)	$(12,330)	$(3,885)
Net realized gain (loss) on total return swap contracts	(6,345,789)	8,627,033	(1,911,829)	(2,661,904)
Net change in unrealized appreciation (depreciation) of total return swap contracts	12,581,727	4,233,632	(1,044,715)	814,683
Increase (decrease) in net assets from operations	6,020,259	12,818,308	(2,968,874)	(1,851,106)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	—	(1,819,602)	—	(4,590)
Return of capital	—	—	—	(16)
Decrease in net assets from distributions	—	(1,819,602)	—	(4,606)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	23,369,645	38,785,645	8,111,274	11,746,727
Cost of shares redeemed	(15,436,891)	(7,360,282)	(6,929,800)	(3,960,664)
Increase (decrease) in net assets from capital stock transactions	7,932,754	31,425,363	1,181,474	7,786,063
NET ASSETS
Increase (decrease) during period	13,953,013	42,424,069	(1,787,400)	5,930,351
Beginning of period	42,424,069	—	5,930,351	—
End of period	$56,377,082	$42,424,069	$4,142,951	$5,930,351

See Notes to Financial Statements

7
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Consolidated Statements of Changes in Net Assets
Long Ether		Inverse Ether
Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(2)	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(2)

$(18,482)	$(5,620)	$(1,896)	$(194)
(11,082,578)	(1,189,977)	(287,333)	(423,706)
3,033,768	(302,921)	(9,485)	51,432
(8,067,292)	(1,498,518)	(298,714)	(372,468)

—	(4,990)	—	(290)
—	—	—	—
—	(4,990)	—	(290)

9,767,568	15,629,146	1,266,771	2,331,007
(2,527,783)	(3,343,899)	(1,009,041)	(1,371,123)
7,239,785	12,285,247	257,730	959,884

(827,507)	10,781,739	(40,984)	587,126
10,781,739	—	587,126	—
$9,954,232	$10,781,739	$546,142	$587,126

(1)   Long Bitcoin and Inverse Bitcoin commenced operations on July 11, 2024.

(2)   Long Ether and Inverse Ether commenced operations on October 25, 2024.

See Notes to Financial Statements

8
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Long Bitcoin
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$48.76	$25.00
Investment activities
Net investment income (loss)(2)	(0.21)	(0.09)
Net realized and unrealized gain (loss) on investments(3)	5.14	25.97
Total from investment activities	4.93	25.88
Distributions
Ordinary income	—	(2.12)
Total distributions	—	(2.12)

Net asset value, end of period	$53.69	$48.76

Total Return(4)	10.11%	103.19%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.32%	0.95%
Net investment income (loss)	(0.82%)	(0.49%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000’s)	$56,377	$42,424

(1)   The Fund commenced operations on July 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

9
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Inverse Bitcoin
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$5.93	$25.00
Investment activities
Net investment income (loss)(2)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments(3)	(2.50)	(19.06)
Total from investment activities	(2.51)	(19.07)
Distributions
Ordinary income	—	— (4)
Return of capital	—	— (4)
Total distributions	—	—

Net asset value, end of period	$3.42	$5.93

Total Return(5)	(42.33%)	(76.26%)
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses	0.95%	0.95%
Net investment income (loss)	(0.53%)	(0.38%)
Portfolio turnover rate(7)	0.00%	0.00%
Net assets, end of period (000’s)	$4,143	$5,930

(1)   The Fund commenced operations on July 11, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Less than $0.005.

(5)   Total return is for the period indicated and has not been annualized.

(6)   Ratios to average net assets have been annualized.

(7)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

10
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Long Ether
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$38.51	$25.00
Investment activities
Net investment income (loss)(2)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments(3)	(23.83)	13.57
Total from investment activities	(23.87)	13.53
Distributions
Ordinary income	—	(0.02)
Total distributions	—	(0.02)

Net asset value, end of period	$14.64	$38.51

Total Return(4)	(61.98%)	54.09%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.95%	0.95%
Net investment income (loss)	(0.53%)	(0.48%)
Portfolio turnover rate(6)	0.00%	0.00%
Net assets, end of period (000’s)	$9,954	$10,782

(1)   The Fund commenced operations on October 25, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

11
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout Each Period
	Inverse Ether
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(1)
Net asset value, beginning of period	$9.79	$25.00
Investment activities
Net investment income (loss)(2)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments(3)	(2.90)	(15.20)
Total from investment activities	(2.96)	(15.21)
Distributions
Ordinary income	—	— (4)
Total distributions	—	—

Net asset value, end of period	$6.83	$9.79

Total Return(5)	(72.69%)	(60.84%)
Ratios/Supplemental Data
Ratios to average net assets(6)
Expenses	0.95%	0.95%
Net investment income (loss)	(0.56%)	(0.28%)
Portfolio turnover rate(7)	0.00%	0.00%
Net assets, end of period (000’s)	$546	$587

(1)   The Fund commenced operations on October 25, 2024.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Less than $0.005.

(5)   Total return is for the period indicated and has not been annualized.

(6)   Ratios to average net assets have been annualized.

(7)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

See Notes to Financial Statements

12
FINANCIAL STATEMENTS | JUNE 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements	June 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-Rex 2X Long Bitcoin Daily Target ETF (“Long Bitcoin”), T-Rex 2X Inverse Bitcoin Daily Target ETF (“Inverse Bitcoin”), T-Rex 2X Long Ether Daily Target ETF (“Long Ether”) and the T-Rex 2X Inverse Ether Daily Target ETF (“Inverse Ether”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Long Bitcoin and Inverse Bitcoin commenced operations on July 11, 2024. Long Ether and Inverse Ether commenced operations on October 24, 2024.

The investment objectives of Long Bitcoin, Inverse Bitcoin, Long Ether and Inverse Ether (collectively, the “Funds”) are as follows:

Fund	Objective
Long Bitcoin	To seek daily investment results, before fees and expenses, of 200% of the daily performance of spot Bitcoin.
Inverse Bitcoin	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of spot Bitcoin.
Long Ether	To seek daily investment results, before fees and expenses, of 200% of the daily performance of spot Ether.
Inverse Ether	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of spot Ether.

The Funds are deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, is the information utilized for the day-today management of each Fund. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

13
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

14
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Bitcoin
Assets
Money Market Fund	$5,460,989	$—	$—	$5,460,989
Net Unrealized Appreciation on Total Return Swap Contracts	—	16,815,359	—	16,815,359
	$5,460,989	$16,815,359	$—	$22,276,348
15
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Inverse Bitcoin
Assets
Money Market Fund	$409,092	$—	$—	$409,092
	$409,092	$—	$—	$409,092
Liabilities
Net Unrealized Depreciation on Total Return Swap Contracts	$—	$(230,032)	$—	$(230,032)
	$—	$(230,032)	$—	$(230,032)

Long Ether
Assets
Money Market Fund	$840,959	$—	$—	$840,959
Net Unrealized Appreciation on Total Return Swap Contracts	—	2,730,847	—	2,730,847
	$840,959	$2,730,847	$—	$3,571,806

Inverse Ether
Assets
Money Market Fund	$47,335	$—	$—	$47,335
Net Unrealized Appreciation on Total Return Swap Contracts	—	41,947	—	41,947
	$47,335	$41,947	$—	$89,282

Refer to the Funds’ Schedules of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the six months ended June 30, 2025.

16
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2025, there were no such reclassifications.

17
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to US Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250 for Long Bitcoin and Inverse Bitcoin, and $300 for Long Ether and Inverse Ether. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250 for Long Bitcoin and Inverse Bitcoin, and $300 for Long Ether and Inverse Ether.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will

18
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Long Bitcoin	10,000	$250	$536,900
Inverse Bitcoin	10,000	$250	$34,200
Long Ether	10,000	$300	$146,400
Inverse Ether	10,000	$300	$68,300

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

19
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap contracts may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swap contacts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of June 30, 2025.

Long Bitcoin

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$13,303,923	$—	$13,303,923	$—	$13,303,923
Clear Street Derivatives	3,511,436	—	3,511,436	—	3,511,436
	$16,815,359	$—	$16,815,359	$—	$16,815,359
20
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

Inverse Bitcoin

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$—	$230,032	$(230,032)	$(230,032)	$—
	$—	$230,032	$(230,032)	$(230,032)	$—

Long Ether

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$2,730,847	$—	$2,730,847	$—	$2,730,847
	$2,730,847	$—	$2,730,847	$—	$2,730,847

Inverse Ether

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$41,947	$—	$41,947	$—	$41,947
	$41,947	$—	$41,947	$—	$41,947

*     Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) on total return swap contracts.

**   The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the swap contracts during the six months ended June 30, 2025 were as follows:

Fund
Long Bitcoin	$93,887,466
Inverse Bitcoin	(9,057,684)
Long Ether	14,242,519
Inverse Ether	(1,281,669)
21
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

As of June 30, 2025, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long Bitcoin
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$16,815,359
Inverse Bitcoin
Derivative Liabilities
	Net unrealized depreciation on total return swap contracts	$(230,032)
Long Ether
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$2,730,847
Inverse Ether
Derivative Assets
	Net unrealized appreciation on total return swap contracts	$41,947

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2025, is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Long Bitcoin	$(6,345,789)	$12,581,727
Inverse Bitcoin	(1,911,829)	(1,044,715)
Long Ether	(11,082,578)	3,033,768
Inverse Ether	(287,333)	(9,485)

*     Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**   Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Neither of the Funds will invest directly in Bitcoin, Ether or any other digital assets. Rather, each Fund seeks to gain exposure through investments in subsidiaries organized under the laws of the Cayman Islands. Each of the

22
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

Funds may invest up to 25% of its total assets in its respective subsidiary. Each subsidiary is wholly-owned and controlled by its respective Fund. The Consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights of each Fund include the accounts of their respective subsidiary. All inter-company accounts and transactions have been eliminated in the consolidations for each Fund. Each subsidiary is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies specified in the Funds’ prospectus and statement of additional information. Each subsidiary will generally invest in derivatives, including total return swap contracts, and other investments intended to serve as margin or collateral for total return swap contracts. The inception date of each subsidiary was July 11, 2024. As of June 30, 2025, the net assets of each Fund were invested in its subsidiary as follows:

Fund	Net Assets of the Fund	Amount invested in subsidiary	Percentage of Net Assets invested in subsidiary
Long Bitcoin	$56,377,082	$50,903,387	90.29%
Inverse Bitcoin	4,142,951	4,012,774	96.86%
Long Ether	9,954,232	11,226,976	112.79%
Inverse Ether	546,142	(22,541)	(4.13)%

The Funds utilized sales during the 30-day cure period prescribed under the Internal Revenue Code to remain in compliance with a diversification requirement that requires funds to limit investments in any single asset to less than 25% of the Fund’s total assets.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

23
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 0.95%.

REX Advisers, LLC (“REX”), a Delaware limited liability company and investment adviser registered with the SEC, located in Fairfield, Connecticut, is an independent sponsor of ETFs. REX’s research was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with the Sponsor pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except Excluded Expenses. REX will also provide marketing support for the Funds including, but not limited to, distributing the Funds’ materials and providing the Funds with access to and the use of REX’s other marketing capabilities, including communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds.

24
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Fund Accountant and Transfer Agent

U.S. Bank Global Fund Services, LLC (“U.S. Bank”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bank is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. For its services U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark

25
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

During the six months ended June 30, 2025, there were no purchases or sales of long term securities, or purchase or sales of in-kind transactions associated with creations and redemptions.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

None of the Funds paid any distributions during the six months ended June 30, 2025. The tax character of distributions for the period ended December 31, 2024 were as follows:

	Period Ended December 31, 2024
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
Distributions paid from:
Ordinary income	$1,819,602	$4,590	$4,990	$290
Return of capital	—	16	—	—
	$1,819,602	$4,606	$4,990	$290
26
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

As of June 30, 2025 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
Accumulated net investment income (accumulated deficits)	$411,916	$(12,330)	$(15,865)	$(1,641)
Accumulated net realized gain (loss)	(6,345,789)	(1,911,829)	(11,082,578)	(287,333)
Net unrealized appreciation (depreciation)	16,815,359	(230,032)	2,730,847	41,947
	$10,881,486	$(2,154,191)	$(8,367,596)	$(247,027)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long Bitcoin	$5,460,989	$16,815,359	$—	$16,815,359
Inverse Bitcoin	409,092	—	(230,032)	(230,032)
Long Ether	840,959	2,730,847	—	2,730,847
Inverse Ether	47,335	41,947	—	41,947

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of Funds’ are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant

27
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Consolidated Financial Statements - continued	June 30, 2025 (unaudited)

must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were as follows:

	Six Months Ended June 30, 2025
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
Shares sold	520,000	1,660,000	630,000	120,000
Shares redeemed	(340,000)	(1,450,000)	(230,000)	(100,000)
Net increase (decrease)	180,000	210,000	400,000	20,000
	Period Ended December 31, 2024
	Long Bitcoin	Inverse Bitcoin	Long Ether	Inverse Ether
Shares sold	1,090,000	1,580,000	380,000	200,000
Shares redeemed	(220,000)	(580,000)	(100,000)	(140,000)
Net increase (decrease)	870,000	1,000,000	280,000	60,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested in the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

28
FINANCIAL STATEMENTS | June 30, 2025

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Funds from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

29
FINANCIAL STATEMENTS | June 30, 2025

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR — Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 — Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 4, 2025

*   Print the name and title of each signing officer under his or her signature.